Investment in Joint Operations (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of joint operations [line items]
Property, plant and equipment	R 48,269	R 41,348
Wafi-Golpu Joint Operation
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation (as a percent)	50.00%
Property, plant and equipment	R 2,500	R 2,800
Newcrest Mining Limited | Wafi-Golpu Joint Operation
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation (as a percent)	50.00%
PG State [Member]
Disclosure of joint operations [line items]
Potential Percentage of equity interests	30.00%